Shareholders equity - Common Shares (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	190,956,476
Number of shares outstanding at end of period	191,334,392	190,956,476
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period	$ 5,580.1
At-the-market equity offering		$ 133.7
Amount of Exercise of stock options	0.4	7.4
Dividend reinvestment plan	41.8	42.3
Balance at the ending period	$ 5,628.5	$ 5,580.1
Common shares
Shareholders' equity
Shares issued	191,334,392
Shares, par value (dollars per share)	$ 0
Preferred shares
Shareholders' equity
Shares issued	0
Share Capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period	190,956,476	189,381,388
At-the-market equity offering		1,054,800
Exercise of stock options	5,614	150,482
Vesting of restricted share units	58,457	42,328
Dividend reinvestment plan	313,845	327,478
Number of shares outstanding at end of period	191,334,392	190,956,476
Reconciliation Of Amount Of Shares Outstanding [Abstract]
Balance at the beginning period	$ 5,580.1	$ 5,390.7
At-the-market equity offering		133.7
Amount of Exercise of stock options	0.5	9.7
Amount of Vesting of restricted share units	6.1	3.7
Dividend reinvestment plan	41.8	42.3
Balance at the ending period	$ 5,628.5	$ 5,580.1